                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):             [  ] is a restatement
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA  94104

Form 13F File Number:  028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:

/s/  Richard Duff                      San Francisco, CA            08/15 /2011
-------------------------------        -------------------          ------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            32

Form 13F Information Table Value Total (x$1000):   156,397
                                                   (thousands)

List of Other Included Managers:                   Hatteras Alternative Mutual
                                                   Funds Trust

                                (See attachment)

Column 1                            Column 2  Column 3   Column 4         Column 5       Column 6    Column 7             Column 8
--------                            --------  --------   --------         --------       --------    --------             --------
                                    Title of              Value    Shares or  Sh/  Put/  Investment   Other    Voting Authority
Name of Issuer                       Class     CUSIP     (x$1000)   Prn Amt   Prn  Call  Discretion  Managers   Sole    Shared  None
AIR TRANSPORT SERVICES GROUP        Common    00922R105  2,820.83    411,800   SH           Sole               411,800
                                                           517.38     75,530   SH           Other        1               75,530
ALIGN TECHNOLOGY                    Common    016255101  4,318.55    189,410   SH           Sole               189,410
                                                           759.01     33,290   SH           Other        1               33,290
ALLIANCE DATA SYSTEMS ORD           Common    018581108  5,429.72     57,720   SH           Sole                57,720
                                                           937.88      9,970   SH           Other        1                9,970
ARRIS GROUP ORD                     Common    04269Q100  3,597.67    309,877   SH           Sole               309,877
                                                           645.63     55,610   SH           Other        1               55,610
ATLAS AIR WORLDWIDE HOLDINGS ORD    Common    049164205  3,208.18     53,910   SH           Sole                53,910
                                                           583.79      9,810   SH           Other        1                9,810
BROCADE COMMUNICATIONS SYSTEMS ORD  Common    111621306  5,191.13    803,580   SH           Sole               803,580
                                                           893.74    138,350   SH           Other        1              138,350
CARDTRONICS ORD                     Common    14161H108  8,450.91    360,380   SH           Sole               360,380
                                                         1,499.86     63,960   SH           Other        1               63,960
CARTERS ORD                         Common    146229109  4,616.65    150,086   SH           Sole               150,086
                                                           838.83     27,270   SH           Other        1               27,270
CHICOS FAS ORD                      Common    168615102  4,324.25    283,930   SH           Sole               283,930
                                                           730.28     47,950   SH           Other        1               47,950
COPART ORD                          Common    217204106  2,569.06     55,130   SH           Sole                55,130
                                                           479.98     10,300   SH           Other        1               10,300
FINANCIAL ENGINES ORD               Common    317485100  5,330.45    205,650   SH           Sole               205,650
                                                           979.26     37,780   SH           Other        1               37,780
HEARTLAND PAYMENT SYSTEMS ORD       Common    42235N108  1,239.71     60,180   SH           Sole                60,180
                                                           180.25      8,750   SH           Other        1                8,750
HELIX ENERGY SOLUTIONS GROUP ORD    Common    42330P107  2,899.16    175,070   SH           Sole               175,070
                                                           519.82     31,390   SH           Other        1               31,390
HOLOGIC ORD                         Common    436440101  5,075.78    251,650   SH           Sole               251,650
                                                           915.72     45,400   SH           Other        1               45,400
INTEGRATED DEVICE TECHNOLOGY ORD    Common    458118106  4,758.21    605,370   SH           Sole               605,370
                                                           879.61    111,910   SH           Other        1              111,910
INTERNATIONAL RECTIFIER ORD         Common    460254105  5,500.86    196,670   SH           Sole               196,670

                                                           983.98     35,180   SH           Other        1               35,180
KVH INDUSTRIES ORD                  Common    482738101  3,400.43    319,890   SH           Sole               319,890
                                                           212.71     20,010   SH           Other        1               20,010
LANDSTAR SYSTEM ORD                 Common    515098101  3,148.18     67,732   SH           Sole                67,732
                                                           583.79     12,560   SH           Other        1               12,560
LENDER PROCESSING SERVICES ORD      Common    52602E102  3,561.18    170,310   SH           Sole               170,310
                                                           662.01     31,660   SH           Other        1               31,660
MASTEC ORD                          Common    576323109  3,389.67    171,890   SH           Sole               171,890
                                                           613.49     31,110   SH           Other        1               31,110
MISTRAS - GROUP ORD                 Common    60649T107  2,983.39    184,160   SH           Sole               184,160
                                                           540.76     33,380   SH           Other        1               33,380
NATIONAL CINEMEDIA ORD              Common    635309107  2,327.15    137,620   SH           Sole               137,620
                                                           372.19     22,010   SH           Other        1               22,010
NEWPORT ORD                         Common    651824104  4,567.94    251,400   SH           Sole               251,400
                                                           829.82     45,670   SH           Other        1               45,670
NIC ORD                             Common    62914B100  3,699.48    274,850   SH           Sole               274,850
                                                           656.44     48,770   SH           Other        1               48,770
PLANTRONICS ORD                     Common    727493108  5,258.86    143,960   SH           Sole               143,960
                                                           939.19     25,710   SH           Other        1               25,710
RADIANT SYSTEMS ORD                 Common    75025N102  4,034.95    193,060   SH           Sole               193,060
                                                           700.57     33,520   SH           Other        1               33,520
ROVI CORP                           Common    779376102  4,411.56     76,910   SH           Sole                76,910
                                                           680.29     11,860   SH           Other        1               11,860
SAVVIS ORD                          Common    805423308  3,085.63     78,058   SH           Sole                78,058
                                                           567.65     14,360   SH           Other        1               14,360
SCIENTIFIC GAMES CL A INC           Common    80874P109  3,675.17    355,432   SH           Sole               355,432
                                                           676.55     65,430   SH           Other        1               65,430
SOURCEFIRE ORD                      Common    83616T108  2,611.20     87,860   SH           Sole                87,860
                                                           468.98     15,780   SH           Other        1               15,780
STR HOLDINGS ORD                    Common    78478V100  5,529.20    370,590   SH           Sole               370,590
                                                         1,003.07     67,230   SH           Other        1               67,230
WORLD FUEL SERVICES ORD             Common    981475106  8,069.59    224,592   SH           Sole               224,592
                                                         1,459.84     40,630   SH           Other        1               40,630